Annual Total Returns [BarChart] - PGIM QMA Mid-Cap Core Equity Fund - Class R6	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2017	16.26%
Annual Return 2018	(15.44%)
Annual Return 2019	24.75%

[1]	The Fund's total return from January 1, 2020 to June 30, 2020 was -18.15%.